UNITED STATES

                    SECURITIES AND EXCHANGE COMMISSION

                         Washington, D.C.  20549



                               FORM 13F



                          FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: December 31, 2004


Check here if Amendment [  ];  Amendment Number:

This Amendment (Check only one.): [  ] is a restatement.

                                  [  ] adds new holdings entries.



Institutional Investment Manager Filing this Report:

Name:    Needelman Asset Mgmt, Inc.

Address: 800 Newport Center Dr, Ste 450

         Newport Beach, CA  92660-6300







13F File Number: 28-01623



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all

information contained herein is true, correct and complete, and that it is understood that all required items, statements,

schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:

Name:    B. Masiello

Title:   Director of Operations

Phone:   949-760-6644

Signature, Place, and Date of Signing:



_______________   ________________   ________________





Report Type (Check only one.):



[X ]   13F HOLDINGS REPORT.



[  ]   13F NOTICE.



[  ]   13F COMBINATION REPORT.



List of Other Managers Reporting for this Manager:











I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE

ACT OF 1934.

                          FORM 13F SUMMARY PAGE





Report Summary:



Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     50

Form 13F Information Table Value Total:     $40,030





List of Other Included Managers:



No.   13F File Number        Name











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

                                                              MARKET
                                                               VALUE  TOTAL  SHPUT/CALL INVSTMT  OTHER
NAME OF ISSUER                      TITLE OF CLASS   CUSIP NO (x$1000 SHARES            DSCRETN  MANAGERS

ALCOA INC                          COM              013817101     883   28104SH         DEFINED            0
ALLTEL CORP                        COM              020039103     446    7585SH         DEFINED            0
ALTRIA GROUP INC                   COM              02209S103     317    5187SH         DEFINED            0
AMERICAN EXPRESS CO                COM              025816109     648   11500SH         DEFINED            0
AMERICAN INTL GROUP INC            COM              026874107    1051   16006SH         DEFINED            0
ANHEUSER BUSCH COS INC             COM              035229103    1185   23368SH         DEFINED            0
AON CORP                           COM              037389103     550   23054SH         DEFINED            0
APARTMENT INVT & MGMT CO CL A      COM              03748R101     270    7000SH         DEFINED            0
BP PLC ADRS                        COM              055622104    1057   18098SH         DEFINED            0
BANK OF AMERICA CORP               COM              060505104     973   20708SH         DEFINED            0
BRISTOL-MYERS SQUIBB CO            COM              110122108     767   29920SH         DEFINED            0
BUCKEYE PARTNERS LP                UNIT LTD PARTNER 118230101     339    8000SH         DEFINED            0
BURLINGTON NORTHERN SANTA FE       COM              12189T104    1311   27706SH         DEFINED            0
CADBURY SCHWEPPES ADR 10 ORD       COM              127209302    1100   29175SH         DEFINED            0
CITIGROUP INC                      COM              172967101    1099   22810SH         DEFINED            0
COMCAST CORP CL A (NEW)            COM              20030N101     351   10532SH         DEFINED            0
COMCAST CORP CL A SPL              COM              20030N200     422   12835SH         DEFINED            0
EL PASO CORP                       COM              28336L109     175   16811SH         DEFINED            0
ELECTRONIC DATA SYS CORP (NEW)     COM              285661104    1001   43345SH         DEFINED            0
EMERSON ELECTRIC COMPANY           COM              291011104    1072   15298SH         DEFINED            0
EXXON MOBIL CORP (NEW)             COM              30231G102    1169   22801SH         DEFINED            0
FORD MOTOR CO (NEW)                COM PAR $0.01    345370860     566   38631SH         DEFINED            0
GENERAL ELECTRIC COMPANY           COM              369604103    1092   29905SH         DEFINED            0
GILLETTE COMPANY                   COM              375766102    1376   30736SH         DEFINED            0
HEWLETT-PACKARD COMPANY            COM              428236103    1426   67991SH         DEFINED            0
HOME DEPOT INC                     COM              437076102     256    6000SH         DEFINED            0
HONEYWELL INTERNATIONAL INC        COM              438516106     573   16177SH         DEFINED            0
INTEL CORPORATION                  COM              458140100     419   17932SH         DEFINED            0
INTERNATIONAL BUSINESS MACHINE     COM              459200101    1307   13258SH         DEFINED            0
INTERNATIONAL PAPER                COM              460146103     990   23567SH         DEFINED            0
INTERPUBLIC GROUP OF COS INC       COM              460690100     305   22766SH         DEFINED            0
INVENSYS PLC ADR                   COM              461204109      62  103525SH         DEFINED            0
ISHARES MSCI JAPAN INDEX FUND      COM              464286848    1091   99943SH         DEFINED            0
JPMORGAN CHASE & CO                COM              46625H100    1220   31268SH         DEFINED            0
KIMBERLY CLARK                     COM              494368103    1065   16178SH         DEFINED            0
KROGER COMPANY                     COM              501044101     779   44405SH         DEFINED            0
LAFARGE S.A. - SPONSORED ADR       COM              505861401     761   31495SH         DEFINED            0
MCDONALDS CORP                     COM              580135101    1225   38216SH         DEFINED            0
MERCK & COMPANY INC                COM              589331107     581   18090SH         DEFINED            0
MERRILL LYNCH & CO INC             COM              590188108     392    6551SH         DEFINED            0
NOKIA CORP - ADR A                 COM              654902204    1543   98495SH         DEFINED            0
SBC COMMUNICATIONS INC             COM              78387G103     390   15121SH         DEFINED            0
SPDR TRUST UNIT SER 1              COM              78462F103     496    4100SH         DEFINED            0
SAFEWAY INC                        COM              786514208     374   18926SH         DEFINED            0
SCHERING PLOUGH CORP               COM              806605101     375   17941SH         DEFINED            0
TARGET CORP                        COM              87612E106    1574   30315SH         DEFINED            0
TIME WARNER INC                    COM              887317105     955   49120SH         DEFINED            0
VERIZON COMMUNICATIONS             COM              92343V104     574   14172SH         DEFINED            0
WELLS FARGO & CO (NEW)             COM              949746101    1103   17749SH         DEFINED            0
WYETH CORP                         COM              983024100     977   22938SH         DEFINED            0




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